Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current	$ 4	$ 1	$ 16
Non-current	284	260	$ 228
Other financial assets	288	261
Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	133	116
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	98	95
Quoted equity shares [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	8	8
Unquoted equity shares [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	125	108
Shortfall reserve deposit [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	25	25
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	11	12
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	16	16
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	5	2
Bank accounts pledged as security [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	41	40
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Other financial assets	$ 57	$ 50